Schedule of Changes in Balance Sheet Position of Restructuring Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 75.8	$ 32.3	$ 48.6
Provision/Charge	40.4	76.9	10.9
Provision/Reversal	(4.9)	(2.1)	(4.9)
Cash payments	(20.4)	(33.3)	(22.3)
Translation difference	3.3	2.0	0
Restructuring reserve, ending balance	94.2	75.8	32.3
Restructuring employee-related
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	74.9	31.4	48.4
Provision/Charge	40.4	76.6	10.1
Provision/Reversal	(4.7)	(1.8)	(4.9)
Cash payments	(20.0)	(33.3)	(22.2)
Translation difference	3.3	2.0	0
Restructuring reserve, ending balance	93.9	74.9	31.4
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.9	0.9	0.2
Provision/Charge		0.3	0.8
Provision/Reversal	(0.2)	(0.3)
Cash payments	(0.4)	0	(0.1)
Restructuring reserve, ending balance	$ 0.3	$ 0.9	$ 0.9